Goodwill and Other Intangible Assets - Components of Other Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Other Intangible Assets [Line Items]
Gross Carrying Amount, amortizable intangible assets	$ 265	$ 210
Accumulated Amortization, amortizable intangible assets	(129)	(111)
Net Book Value, amortizable intangible assets	136	99
Gross Carrying Amount, total other intangible assets	289	242
Net Book Value, total other intangible assets	160	131
Trade Names
Schedule Of Other Intangible Assets [Line Items]
Net Book Value, indefinite-lived trade names	24	32
Customer Relationships
Schedule Of Other Intangible Assets [Line Items]
Gross Carrying Amount, amortizable intangible assets	256	205
Accumulated Amortization, amortizable intangible assets	(125)	(109)
Net Book Value, amortizable intangible assets	131	96
Trade Names
Schedule Of Other Intangible Assets [Line Items]
Gross Carrying Amount, amortizable intangible assets	9	5
Accumulated Amortization, amortizable intangible assets	(4)	(2)
Net Book Value, amortizable intangible assets	$ 5	$ 3